Income Tax Expense - Additional information (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense
Cost attributable to new share issue	kr 0	kr 20,909	kr 97,686
Tax losses carried forward for which deferred tax assets have not been recognized	kr 3,562,440		kr 3,200,911
Expiry period of unused tax losses	7 years
Sweden
Income Tax Expense
Tax losses carried forward for which deferred tax assets have not been recognized	kr 1,597,989
France
Income Tax Expense
Tax losses carried forward for which deferred tax assets have not been recognized	1,194,206
Switzerland
Income Tax Expense
Tax losses carried forward for which deferred tax assets have not been recognized	kr 770,245